UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22021

The Gabelli Healthcare & WellnessRX Trust

(Exact Name of Registrant as Specified In Its Charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip Code)

John C. Ball

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended December 31, 2023, originally filed with the Securities and Exchange Commission on March 8, 2024 (Accession Number 0001829126-24-001462) (the “Original Filing”). This Amendment is filed solely for the purpose of updating the exhibit index included under Item 13 to include a Consent of Independent Registered Public Accounting Firm and to file as an exhibit such Consent of Independent Registered Public Accounting Firm. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 13 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.

Item 13. Exhibits

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(c)	Consent of independent registered public accounting firm is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gabelli Healthcare & WellnessRX Trust

/s/ John C. Ball

By: John C. Ball, Principal Executive Officer

Date: August 1, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

/s/John C. Ball

By: John C. Ball, Principal Executive Officer

Date: August 1, 2024

/s/ John C. Ball

By: John C. Ball, Principal Financial Officer

Date: August 1, 2024